OTHER INCOME/(EXPENSES), NET (Schedule Of Other Nonoperating Income/Expense) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Guarantee income	¥ 65,935,450	¥ 9,641,685	¥ 0
Donations	(6,288,539)	(873,320)	0
Others	0	0	1,036,319
Total	¥ 59,646,911	¥ 8,768,365	¥ 1,036,319